UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09917

SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive, Montpelier, Vermont 05604

Sentinel Asset Management, Inc.
National Life Drive, Montpelier, Vermont 05604

Registrant's telephone number,including area code: (802) 229-3113

Date of fiscal year end: December 31, 2010

Date of reporting period: June 30, 2010

Table of Contents

4 Message to Shareholders
6 Understanding your Financial Statements
7 Sentinel Variable Products Balanced Fund
9 Sentinel Variable Products Bond Fund
11 Sentinel Variable Products Common Stock Fund
13 Sentinel Variable Products Mid Cap Fund
15 Sentinel Variable Products Money Market Fund
16 Sentinel Variable Products Small Company Fund
18 Statement of Assets and Liabilities
20 Statement of Operations
22 Statement of Changes in Net Assets
24 Financial Highlights
26 Notes to Financial Statements
31 Actual and Hypothetical Expenses for Comparison Purposes
32 Trustees & Officers

Market Insights

June 2010

A Better Time...

The last couple of months have tested optimists. There's enough bad news, from BP, Eurozone, financial reform, deficits and conflicting economic stats, to make anyone run for the beaches and hang out until calm returns. We've seen stocks correct worldwide, the flight to quality take hold (nothing more sophisticated than a rally in Treasuries and the U.S. dollar) and good news ignored. If ever we needed proof of herd instincts in financial markets, recent behavior provides a solid case study.

But there's more going on below the headlines and opportunities abound for the thinking investor. Let's look at some of the big issues of the day.

1. Inflation or Deflation? Neither. Economics and markets rarely give Manichaean choices. The inflation bears point to deficits, money supply and commodities as the inflation canaries. Deflationists point to ever-lower prices, consumption deferred and investment drying up. They throw in the specter of higher taxes for good measure. But broad price equilibrium is the norm in modern economies, not 1970s inflation or Japanese stagnation. We expect much of what we've had for the last decade: inflation running at 2% with occasional supply squeezes interrupting the steady state. Secular forces like household deleveraging and debt destruction will keep prices firmly in check. Please see Jason Doiron's "Deconstructing the Great Inflation Myth" at http://www.sentinelinvestments.com/pdf/51522_sentinelpersp_doiron0610.pdf for thoughts on the matter.

The market agrees. TIPS (inflation-protected bonds) predict 2% inflation for the next 10 years and have underperformed fixed-rate Treasuries for months. Commodity prices have drifted and real asset prices, another classic inflation hedge, stagnated. We don't know what the recently launched inflation protection funds are going to invest in, but there won't be money made fighting a chimera.

2. Eurozone Collapse: Not quite. The pressures to keep the euro intact and its economies going intensified in the last few months. Markets greeted the dramatic rescue of Greece with enthusiasm. Here, after all, was the TARP-like program to keep liquidity in the system and an impressive, if temporary, political unity. Bonds rallied and spreads narrowed. Sigh of relief.

However, fundamentals reasserted themselves. The bond and credit default markets quickly revealed the underlying stresses. Since May, spreads between 10-year Greek and German debt widened by over 350bp to 780bp and the CDS widened by 500bps to 928bp. The markets judged that you can not bring a liquidity knife to a fiscal gunfight. The tensions cannot hold. What we will see next is greater fiscal discipline from Germany and other balanced economies and slow demoralizing contraction for everyone else. The only solution for Greece is default but please call it a "restructuring" in polite company.

The good news is that Germany, Austria and Netherlands are all seeing steady progress in demand, manufacturing and business confidence. Germany will recover the way it always has: low deficit spending and exports. Nothing startling but the bearishness in Europe is overplayed. The weaker euro will be good for the region. So while European unity has taken a beating, we now know that sovereign risk matters, and good investments can be made.

Christian W. Thwaites
President and
Chief Executive Officer
Sentinel Asset
Management, Inc.

Consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and is available from your financial advisor or www.sentinelinvestments.com. Please read the prospectus carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800.233.4332, www.sentinelinvestments.com.

4

3. U.S. Consumer: Flat but not broke. Recent statistics have been maddeningly ambiguous. What we are seeing is a winding down of distorting incentives. In the 2000s, the government incentives were to leverage and buy real estate…if you doubt this, check out tax incentives for borrowing, Congressional mandates on sub-prime lending and the constant Federal Reserve free put option. Recent incentives to buy cars and new houses merely brought forward unnatural and unsustainable consumption rates. With incentives removed, sales plunged 34% and 22%, respectively. Recent increases in consumption have come at a heavy cost of reductions in personal savings and
U.S. total debt (government and households) stands at 300% of GDP.

When faced with a choice of deferred or instant consumption, American investors consistently choose the “now”.
This is not sustainable. Therefore, we will see a classic deleveraging cycle, which will lead to repaired household balance sheets and a welcome new era of probity. This may not be enough to move headline unemployment numbers but sustainability is what counts now and it’s long overdue.

Outlook
Market and futures traders drive the summer season more than fundamentals so there will be plenty of opportunities to accumulate. One well-known large ETF, the SPDR, turns its stocks over 10,000% per year and bargains routinely come around with that sort of volume. So judicious timing works. Specifically,

Bonds: We firmly believe in a 3.05%–3.85% Government 10 year yield range. The 10-year Treasury is the best-
performing major asset class this year at +8.1%. Agency backed MBS continue to perform well with a 5.6%
return. Investment grade (IG) corporate bonds spreads have widened to 182bps. We expect both IG and high yield corporates to perform well for the remainder of the year. There are plenty of opportunities in the fixed income market given that U.S. investors are woefully underweight in fuxed income and likely to remain so.

Stocks: The reasons we corrected were nearly all macro and political: Greece, China, economic reports, oil spills, financial reform, euro implosion, austerity… not because of corporate announcements and results.
Markets ignore fundamentals when they trade almost exclusively on economic news and flights to safety.

The May correction (down nearly 10%) in very skittish conditions presents good entry points. Expect volatility to decrease in the months ahead and don’t pay attention to VIX[1]…implied and actual volatility are very different and it’s a lousy indicator of what’s going on. Volume has been low and we would expect it to remain so.

Therefore, the next few months should allow some good trades as long as we stick to three rules:

1. buy management…not the market

2. buy strong balance sheets with strong free cash flows

3. buy companies that are in true recovery and proving it by shrinking their equity base

Some market valuations are exciting. The S&P 500[2] earnings are in line for $85 to $90 or 12-13x forward earnings.
This puts it on an earnings yield of 8%, dividend of 1.9% and cash yield of 14%. Best of all: the S&P trades at a 19%
and climbing ROE…while the Russell 2000[3] is 6% and flat. This makes large cap stocks a very good place to be.

So…

• Stay with large caps and companies with strong cash flow yields.

• Buy into U.S. bonds anywhere above a 3.5% yield…and FNMA mortgages above 4.2%. Both will provide a strong support to any investment program for next 12 months.

• Avoid financials…we’re seeing downgrades because of commercial real estate (classic late cycle stuff).
Financial reform is messy and heading to some sort of increased capital and margin requirements.

A reasonable time to re-enter.

 1. Chicago Board Options Exchange Volatility Index (VIX) measures traders’ expectations of volatility in the stock market by tracking bid/ask quotes on the Standard & Poor’s 500 Index.
2. The Standard & Poor’s 500 Index is an unmanaged index of 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation. An investment cannot be made directly in an index.
3. The Russell 2000 Index is an unmanaged index that measures the performance of 2000 small-cap companies within the U.S. equity universe. An investment cannot be made directly in an index.
This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed. 5

Understanding your Financial Statements

1 Schedule of Investment in Securities

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

- a list of each investment
- the number of shares/par amount of each stock, bond or short-term note
- the market value of each investment
- the percentage of investments in each industry
- the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund's net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net Assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund's net assets changed during the period as a result of the fund's operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund Operations include:

- income earned from investments
- management fees and other expenses
- gains or losses from selling investments (known as realized gains or losses)
- gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

- operations — a summary of the Statement of Operations for the most recent period
- distributions — income and gains distributed to shareholders
- capital share transactions — shareholders' purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

- share price at the beginning of the period
- investment income and capital gains or losses
- income and capital gains distributions paid to shareholders
- share price at the end of the period

It also includes some key statistics for the period:

- total return — the overall percentage return of the fund, assuming reinvestment of all distributions
- expense ratio — operating expenses as a percentage of average net assets
- net income ratio — net investment income as a percentage of average net assets
- portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile
at June 30, 2010

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	63.2%
U.S. Government Obligations	27.7%
Foreign Stocks & ADR's	3.2%
Corporate Bonds	1.4%
Exchange Traded Funds	0.8%
Cash and Other	3.7%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	1.5%	FNCI AD4758	4.50%	04/01/25	6.7%
United Technologies Corp.	1.5%	FNMA 256552	5.50%	01/01/37	6.4%
Comcast Corp.	1.3%	FNMA 932122	4.00%	05/01/35	4.3%
Accenture PLC	1.3%	FNMA 735578	5.00%	06/01/35	3.4%
NetApp, Inc.	1.2%	FNMA AE0137	4.50%	03/01/36	3.4%
Int'l. Business Machines Corp.	1.2%	FNMA 889582	5.00%	12/01/36	2.4%
PepsiCo, Inc.	1.2%	CBS Corp.	5.75%	04/15/20	1.4%
Noble Energy, Inc.	1.2%	FNMA 888344	5.00%	10/01/35	1.1%
Merck & Co., Inc.	1.1%	Total of Net Assets			29.1%
Procter & Gamble Co.	1.1%
Total of Net Assets	12.6%

Average Effective Duration (for all Fixed Income Holdings) 2.6 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at June 30, 2010 (Unaudited)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)

U.S. Government Obligations 27.7%			FNMA 256552			McGraw-Hill Cos., Inc.	2,500	$ 70,350
U.S. Government Agency			5.5%, 01/01/37	919 M	$ 987,949	Nike, Inc.	1,000	67,550
Obligations 27.7%					2,715,761	Omnicom Group, Inc.	2,500	85,750
			Total Federal National
Federal National Mortgage			Mortgage Association		4,283,849	Time Warner Cable, Inc.	2,000	104,160
Association 27.7%			Total U.S. Government			Time Warner, Inc.	5,000	144,550
Mortgage-Backed Securities:			Agency Obligations		4,283,849
			Total U.S. Government Obligations			TJX Cos., Inc.	2,000	83,900
20-Year:			(Cost $4,236,407)		4,283,849			1,030,152
FNCI AD4758
4.5%, 04/01/25	989 M	$ 1,045,103	Corporate Bonds 1.4%			Consumer Staples 6.7%
25-Year:			Media 1.4%			Altria Group, Inc.	2,000	40,080
FNMA AE0137			CBS Corp.			CVS Caremark Corp.	2,300	67,436
4.5%, 03/01/36	500 M	522,985	5.75%, 04/15/20			HJ Heinz Co.	3,000	129,660
			(Cost $200,916)	200 M	215,069
30-Year:						Kellogg Co.	2,500	125,750
FNMA 932122					Space	Kraft Foods, Inc.	4,000	112,000
4%, 05/01/35	649 M	663,666			Value
				Shares	(Note 2)	PepsiCo, Inc.	3,000	182,850
FNMA 735578						Philip Morris Int'l., Inc.	2,000	91,680
5%, 06/01/35	500 M	530,895	Domestic Common Stocks 63.2%
			Consumer Discretionary 6.7%			Procter & Gamble Co.	2,900	173,942
FNMA 888344
5%, 10/01/35	158 M	167,782	Coach, Inc.	1,700	62,135	Wal-Mart Stores, Inc.	2,500	120,175
								1,043,573
FNMA 889582			Comcast Corp.	11,950	196,339
5%, 12/01/36	344 M	365,469				Energy 6.3%
			Gap, Inc.	4,300	83,678	Chevron Corp.	2,500	169,650
			McDonald's Corp.	2,000	131,740	EOG Resources, Inc.	1,000	98,370

The accompanying notes are an integral part of the financial statements.									7

Sentinel Variable Products Balanced Fund
(Continued)

		Value			Value				Value
	Shares	(Note 2)	Shares		(Note 2)			Shares	(Note 2)
ExxonMobil Corp.	4,000	$ 228,280	Waste Management, Inc.	3,500	$ 109,515	United Kingdom 0.6%
Noble Energy, Inc.	3,000	180,990			1,480,682	Diageo PLC ADR		1,500	$ 94,110
Pride Int'l., Inc.*	2,000	44,680	Information Technology 12.6%			Total Foreign Stocks & ADR's
Schlumberger Ltd.	2,500	138,350	Accenture PLC	5,000	193,250	(Cost $418,644)			494,580
Transocean Ltd.*	1,000	46,330	Activision Blizzard, Inc.	7,500	78,675			Principal
								Amount	Value
Weatherford Int'l. Ltd.*	5,500	72,270	Adobe Systems, Inc.*	1,500	39,645			(M=$1,000)	(Note 2)
		978,920	Broadcom Corp.	3,000	98,910	Corporate Short-Term Notes 1.3%
			Check Point Software
Financials 7.5%			Technologies Ltd.*	3,000	88,440	Chevron Oil Finance Co.
ACE Ltd.	2,000	102,960				0.09%, 07/01/10
American Express Co.	2,700	107,190	Cisco Systems, Inc.*	6,000	127,860	(Cost $200,000)		200 M	200,000
Bank of America Corp.	7,600	109,212	Dell, Inc.*	5,000	60,300	Total Investments 97.6%
Bank of New York Mellon Corp.	3,800	93,822	Dolby Laboratories, Inc.*	1,000	62,690	(Cost $14,028,280)†			15,082,450
Chubb Corp.	2,000	100,020	EMC Corp.*	7,000	128,100	Other Assets in Excess of
Goldman Sachs Group, Inc.	1,100	144,397	Intel Corp.	3,500	68,075	Liabilities 2.4%			372,898
JPMorgan Chase & Co.	2,500	91,525	Intersil Corp.	5,000	60,550
MetLife, Inc.	2,000	75,520	Int'l. Business Machines Corp.	1,500	185,220	Net Assets 100.0%			$ 15,455,348
Morgan Stanley	2,500	58,025	KLA-Tencor Corp.	3,000	83,640
The Travelers Cos., Inc.	2,000	98,500	Microsoft Corp.	6,000	138,060	*	Non-income producing
US Bancorp	4,300	96,105	NetApp, Inc.*	5,000	186,550
Wells Fargo & Co.	3,500	89,600	Riverbed Technology, Inc.*	2,500	69,050	†	Cost for federal income tax purposes is $14,028,280. At
						June 30, 2010 unrealized appreciation for federal income tax
						purposes aggregated $1,054,170 of which $1,940,290
		1,166,876	Teradata Corp.*	3,300	100,584	related to appreciated securities and $886,120 related to
Health Care 9.8%			Texas Instruments, Inc.	4,000	93,120	depreciated securities.
Amgen, Inc.*	1,000	52,600	Visa, Inc.	1,100	77,825	ADR	- American Depositary Receipt
Becton Dickinson & Co.	1,000	67,620			1,940,544	SPDR	- Standard & Poor's Depository Receipts
Bristol-Myers Squibb Co.	4,000	99,760	Materials 1.8%
Celgene Corp.*	2,000	101,640	EI Du Pont de Nemours & Co.	2,500	86,475
Covidien PLC	2,000	80,360	Freeport-McMoRan Copper &
			Gold, Inc.	2,000	118,260
Eli Lilly & Co.	2,000	67,000	Praxair, Inc.	1,000	75,990
Forest Laboratories, Inc.*	2,500	68,575			280,725
Gen-Probe, Inc.*	1,500	68,130	Telecommunication Services 1.7%
Gilead Sciences, Inc.*	2,500	85,700	AT&T, Inc.	3,000	72,570
Johnson & Johnson	2,500	147,650	Rogers Communications, Inc.	2,500	81,900
Medco Health Solutions, Inc.*	1,500	82,620	Verizon Communications, Inc.	4,000	112,080
Medtronic, Inc.	2,500	90,675			266,550
Merck & Co., Inc.	5,000	174,850	Utilities 0.5%
Mettler-Toledo Int'l., Inc.*	1,000	111,630	Entergy Corp.	1,000	71,620
Pfizer, Inc.	7,500	106,950	Total Domestic Common Stocks
			(Cost $8,866,292)		9,773,502
Zimmer Holdings, Inc.*	2,000	108,100
		1,513,860	Exchange Traded Funds 0.8%
Industrials 9.6%			Financials 0.8%
Boeing Co.	2,000	125,500	SPDR KBW Regional Banking
			(Cost $106,021)	5,000	115,450
Canadian National Railway Co.	1,800	103,284
Deere & Co.	1,500	83,520	Foreign Stocks & ADR's 3.2%
General Dynamics Corp.	1,500	87,840	Australia 0.6%
General Electric Co.	10,000	144,200	BHP Billiton Ltd. ADR	1,500	92,985
Honeywell Int'l., Inc.	4,000	156,120	Germany 0.7%
			SAP AG ADR	2,500	110,750
L-3 Communications Holdings, Inc.	1,500	106,260	Israel 0.5%
Northrop Grumman Corp.	1,700	92,548	Teva Pharmaceutical Industries
Tyco Int'l. Ltd.	3,000	105,690	Ltd. ADR	1,500	77,985
Union Pacific Corp.	2,000	139,020	Mexico 0.8%
United Technologies Corp.	3,500	227,185	America Movil SA de CV ADR	2,500	118,750

8 The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile
at June 30, 2010
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			17.2%	4 yrs. to 5.99 yrs.			4.6%
1 yr. to 2.99 yrs.			38.0%	6 yrs. to 7.99 yrs.			5.3%
3 yrs. to 3.99 yrs.			31.8%	8 yrs. and over			3.2%
Average Effective Duration (for all Fixed Income Holdings) 2.9 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FGLMC A87434	5.00%	07/01/39	7.8%	FNMA 809974	4.50%	03/01/35	4.0%
FNCI AD4758	4.50%	04/01/25	6.2%	FNMA 735578	5.00%	06/01/35	3.1%
FNMA 735893	5.00%	10/01/35	5.9%	FNMA 745336	5.00%	03/01/36	3.1%
FNMA AA7948	4.50%	01/01/39	5.6%	FHLMC C03467	5.50%	04/01/40	3.1%
FNMA 995373	4.50%	02/01/39	4.6%	FNMA AE0137	4.50%	03/01/36	3.1%
				Total of Net Assets			46.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at June 30, 2010 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 78.5%			30-Year:			Government National Mortgage
U.S. Government Agency			FNMA 729393			Corporation 3.4%
Obligations 76.9%			4.5%, 08/01/33	1,434 M	$ 1,504,114	Mortgage-Backed Securities:
Federal Home Loan Bank 4.4%			FNMA 725236			15-Year:
Agency Discount Notes:			4.5%, 03/01/34	1,459 M	1,530,619	GNMA 679437X
.04%, 07/14/10	3,000 M	$2,999,957	FNMA 809974			6%, 11/15/22	215 M	$ 233,977
			4.5%, 03/01/35	2,548 M	2,665,374
Federal Home Loan Mortgage			FNMA 932122			30-Year:
Corporation 15.2%			4%, 05/01/35	1,390 M	1,422,143	GNMA 701943
Mortgage-Backed Securities:						5%, 06/15/39	1,912 M	2,041,879
			FNMA 735578			Total Government National Mortgage
30-Year:			5%, 06/01/35	2,000 M	2,123,579	Corporation		2,275,856
FHLMC A47368			FNMA 735893			Total U.S. Government
5%, 10/01/35	1,238 M	1,312,862	5%, 10/01/35	3,750 M	3,980,579	Agency Obligations		51,900,101
FGLMC A87434			FNMA 888344			U.S. Treasury Obligations 1.6%
5%, 07/01/39	4,960 M	5,261,814	5%, 10/01/35	1,897 M	2,013,385	4.375%, 05/15/40	1,000 M	1,081,717
FHLMC C03466			FNMA 836391			Total U.S. Treasury
5.5%, 03/01/40	1,458 M	1,566,500	5.5%, 10/01/35	1,777 M	1,912,732	Obligations		1,081,717
FHLMC C03467			FNMA 745093			Total U.S. Government
5.5%, 04/01/40	1,959 M	2,105,179	5.5%, 12/01/35	1,800 M	1,936,557	Obligations
Total Federal Home Loan Mortgage			FNMA 745336			(Cost $52,194,088)		52,981,818
Corporation		10,246,355	5%, 03/01/36	1,996 M	2,118,906	Corporate Bonds 13.6%
Federal National Mortgage			FNMA 889582			Basic Industry 1.2%
Association 53.9%			5%, 12/01/36	1,893 M	2,010,078	Georgia-Pacific LLC
Mortgage-Backed Securities:			FNMA AA7948			7.7%, 06/15/15	250 M	261,875
20-Year:			4.5%, 01/01/39	3,647 M	3,789,020	Teck Resources Ltd.
FNCI AD4758			FNMA 995373			5.375%, 10/01/15	500 M	522,780
4.5%, 04/01/25	3,956 M	4,180,413	4.5%, 02/01/39	2,982 M	3,098,497			784,655
25-Year:					30,105,583	Consumer Cyclical 1.9%
			Total Federal National Mortgage			Ford Motor Credit Co. LLC
FNMA AE0137			Association		36,377,933	7%, 04/15/15	250 M	247,540
4.5%, 03/01/36	2,000 M	2,091,937
						GMAC, Inc.
						8.3%, 02/12/15(a)	250 M	253,750

The accompanying notes are an integral part of the financial statements.									9

	Sentinel Variable Products Bond Fund

	(Unaudited)

		Principal		Principal
		Amount	Value	Amount	Value
		(M=$1,000)	(Note 2)	(M=$1,000)	(Note 2)
	JC Penney Corp, Inc.			Total Investments 95.1%
	6.875%, 10/15/15	250 M	$ 266,875	(Cost $63,318,324)†	$ 64,185,247
	Macy's Retail Holdings, Inc.
	5.75%, 07/15/14	200 M	202,000	Other Assets in Excess of
	Starwood Hotels & Resorts Worldwide, Inc.			Liabilities 4.9%	3,316,636
	6.75%, 05/15/18	300 M	301,500
			1,271,665	Net Assets 100.0%	$ 67,501,883
	Consumer Non-Cyclical 0.8%
	ARAMARK Corp.			†	Cost for federal income tax purposes is $63,318,324. At
	8.5%, 02/01/15	500 M	507,500	June 30, 2010 unrealized appreciation for federal income tax
				purposes aggregated $866,923 of which $967,592 related to
	Energy 3.0%			appreciated securities and $100,669 related to depreciated
	Anadarko Petroleum Corp.			securities.
	5.95%, 09/15/16	500 M	430,883	(a) Security exempt from registration under Rule144A of the
	Halliburton Co.			Securities Act of 1933, as amended. These securities may
	6.15%, 09/15/19	500 M	548,676	be resold in transactions exempt from registration, normally
				to qualified institutional buyers. At June 30, 2010, the
	Nexen, Inc.			market value of rule 144A securities amounted to $253,750
	6.4%, 05/15/37	500 M	523,110	or 0.38% of net assets.

	Sunoco Logistics Partners Operations LP			(b) Step Up/Down
	6.85%, 02/15/40	500 M	501,530
			2,004,199
	Financials 2.8%
	Bank of America Corp.
	5.49%, 03/15/19	500 M	484,333
	Citigroup, Inc.
	5.5%, 02/15/17	500 M	492,946
	Goldman Sachs Group, Inc.
	5.625%, 01/15/17	500 M	506,239
	Nuveen Investments, Inc.
	10.5%, 11/15/15	500 M	437,500
			1,921,018
	Health Care 1.5%
	HCA, Inc.
	7.25%, 09/15/20	500 M	505,000
	Life Technologies Corp.
	6%, 03/01/20	500 M	542,456
			1,047,456
	Insurance 1.3%
	Genworth Financial, Inc.
	6.15%, 11/15/66	250 M	172,500
	Travelers Cos, Inc.
	5.9%, 06/02/19	500 M	556,138
	XL Capital Ltd.
	6.5%, 12/31/49(b)	250 M	175,000
			903,638
	Media 0.8%
	CBS Corp.
	5.75%, 04/15/20	500 M	537,673
	Telecommunication Services 0.3%
	Sprint Nextel Corp.
	6%, 12/01/16	250 M	225,625
	Total Corporate Bonds
	(Cost $9,124,236)		9,203,429
	Corporate Short-Term Notes 3.0%
	Chevron Oil Finance Co.
	0.09%, 07/01/10
	(Cost $2,000,000)	2,000 M	2,000,000

10	The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund
(Unaudited)

Fund Profile
at June 30, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.9%	Consumer Staples	10.9%
Health Care	15.0%	Consumer Discretionary	8.7%
Industrials	13.3%	Materials	4.3%
Financials	13.3%	Telecommunication Services	3.4%
Energy	11.0%	Utilities	0.4%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Procter & Gamble Co.	2.5%	Chevron Corp.	1.9%
Int'l. Business Machines Corp.	2.4%	Johnson & Johnson	1.8%
United Technologies Corp.	2.2%	The Travelers Cos., Inc.	1.6%
ExxonMobil Corp.	2.0%	Noble Energy, Inc.	1.5%
PepsiCo, Inc.	2.0%	Merck & Co., Inc.	1.4%
		Total of Net Assets	19.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at June 30, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.2%			Marathon Oil Corp.	58,500	$ 1,818,765	Forest Laboratories, Inc.*	40,000	$ 1,097,200
Consumer Discretionary 8.7%			Noble Energy, Inc.	45,000	2,714,850	Gen-Probe, Inc.*	25,000	1,135,500
Coach, Inc.	21,800	$ 796,790	Pride Int'l., Inc.*	25,000	558,500	Gilead Sciences, Inc.*	35,000	1,199,800
Comcast Corp.	150,000	2,464,500	Schlumberger Ltd.	30,000	1,660,200	Johnson & Johnson	55,000	3,248,300
Gap, Inc.	91,900	1,788,374	Transocean Ltd.*	18,000	833,940	Medco Health Solutions, Inc.*	25,000	1,377,000
McDonald's Corp.	20,000	1,317,400	Weatherford Int'l. Ltd.*	70,000	919,800	Medtronic, Inc.	50,000	1,813,500
McGraw-Hill Cos., Inc.	40,000	1,125,600			18,799,349	Merck & Co., Inc.	75,000	2,622,750
Nike, Inc.	25,000	1,688,750	Financials 12.1%			Mettler-Toledo Int'l., Inc.*	15,000	1,674,450
Omnicom Group, Inc.	40,000	1,372,000	ACE Ltd.	25,000	1,287,000	Pfizer, Inc.	150,000	2,139,000
Time Warner Cable, Inc.	35,000	1,822,800	American Express Co.	40,000	1,588,000	Zimmer Holdings, Inc.*	25,000	1,351,250
Time Warner, Inc.	75,000	2,168,250	Bank of America Corp.	106,800	1,534,716			26,100,860
TJX Cos., Inc.	30,000	1,258,500	Bank of New York Mellon Corp.	50,000	1,234,500	Industrials 13.3%
		15,802,964	Chubb Corp.	30,000	1,500,300	Boeing Co.	30,000	1,882,500
Consumer Staples 10.1%			Goldman Sachs Group, Inc.	15,000	1,969,050	Canadian National Railway Co.	23,100	1,325,478
Altria Group, Inc.	50,000	1,002,000	JPMorgan Chase & Co.	40,000	1,464,400	Caterpillar, Inc.	15,000	901,050
CVS Caremark Corp.	51,800	1,518,776	MetLife, Inc.	35,000	1,321,600	Deere & Co.	30,000	1,670,400
HJ Heinz Co.	35,000	1,512,700	Moody's Corp.	25,000	498,000	General Dynamics Corp.	25,000	1,464,000
Kellogg Co.	25,000	1,257,500	Morgan Stanley	62,500	1,450,625	General Electric Co.	125,000	1,802,500
Kimberly-Clark Corp.	10,000	606,300	The Travelers Cos., Inc.	60,000	2,955,000	Honeywell Int'l., Inc.	65,000	2,536,950
Kraft Foods, Inc.	55,000	1,540,000	Toronto-Dominion Bank	25,000	1,622,750	L-3 Communications Holdings,
PepsiCo, Inc.	60,000	3,657,000	US Bancorp	75,000	1,676,250	Inc.	15,000	1,062,600
Philip Morris Int'l., Inc.	30,000	1,375,200	Wells Fargo & Co.	70,000	1,792,000	McDermott Int'l., Inc.*	76,300	1,652,658
Procter & Gamble Co.	74,200	4,450,516			21,894,191	Northrop Grumman Corp.	30,000	1,633,200
Wal-Mart Stores, Inc.	30,000	1,442,100	Health Care 14.4%			Tyco Int'l. Ltd.	40,000	1,409,200
		18,362,092	Aetna, Inc.	35,000	923,300	Union Pacific Corp.	16,200	1,126,062
Energy 10.3%			Amgen, Inc.*	25,000	1,315,000	United Technologies Corp.	60,000	3,894,600
Apache Corp.	10,000	841,900	Becton Dickinson & Co.	25,500	1,724,310	Waste Management, Inc.	60,000	1,877,400
Baker Hughes, Inc.	30,000	1,247,100	Bristol-Myers Squibb Co.	65,000	1,621,100			24,238,598
Chevron Corp.	50,000	3,393,000	Celgene Corp.*	20,000	1,016,400	Information Technology 16.9%
EOG Resources, Inc.	11,200	1,101,744	Covidien PLC	25,000	1,004,500	Accenture PLC	65,000	2,512,250
ExxonMobil Corp.	65,000	3,709,550	Eli Lilly & Co.	25,000	837,500	Activision Blizzard, Inc.	108,500	1,138,165
						Adobe Systems, Inc.*	20,000	528,600
The accompanying notes are an integral part of the financial statements.									11

Sentinel Variable Products Common Stock Fund
(Continued)

Space	Space
Value	Value
Shares	(Note 2)	Shares	(Note 2)
Broadcom Corp.	50,000	$ 1,648,500	United Kingdom 1.0%
Check Point Software	Diageo PLC ADR	24,100 $	1,512,034
Technologies Ltd.*	50,000	1,474,000	Vodafone Group PLC ADR	17,500	361,725
Cisco Systems, Inc.*	75,000	1,598,250	1,873,759
Dell, Inc.*	55,000	663,300	Total Foreign Stocks & ADR's
Dolby Laboratories, Inc.*	20,000	1,253,800	(Cost $9,043,857)	8,762,009
EMC Corp.*	125,000	2,287,500	Principal
Amount	Value
Intel Corp.	45,000	875,250	(M=$1,000)	(Note 2)
Intersil Corp.	45,000	544,950	Corporate Short-Term Notes 1.1%
Int'l. Business Machines Corp.	35,000	4,321,800	Chevron Oil Finance Co.
Juniper Networks, Inc.*	50,000	1,141,000	0.09%, 07/01/10
KLA-Tencor Corp.	40,000	1,115,200	(Cost $2,000,000)	2,000 M	2,000,000
Microsoft Corp.	75,000	1,725,750	U.S. Government Obligations 0.9%
NetApp, Inc.*	50,000	1,865,500	Federal Home Loan Bank 0.9%
Qualcomm, Inc.	8,500	279,140	Agency Discount Notes:
Riverbed Technology, Inc.*	40,000	1,104,800	0.05%, 07/07/10
Teradata Corp.*	60,000	1,828,800	(Cost $1,649,986)	1,650 M	1,649,986
Total Investments 100.2%
Texas Instruments, Inc.	85,000	1,978,800	(Cost $177,060,175)†	182,166,159
Visa, Inc.	12,500	884,375
30,769,730	Excess of Liabilities Over
Materials 3.5%	Other Assets (0.2)%	(387,606)
EI Du Pont de Nemours & Co.	40,000	1,383,600	Net Assets 100.0%	$ 181,778,553
Freeport-McMoRan Copper &
Gold, Inc.	35,000	2,069,550
Pactiv Corp.*	60,000	1,671,000	*	Non-income producing
Praxair, Inc.	17,000	1,291,830	†	Cost for federal income tax purposes is $177,060,175. At
6,415,980	June 30, 2010 unrealized appreciation for federal income tax purposes aggregated $5,105,984 of which $22,081,012
Telecommunication Services 2.5%	related to appreciated securities and $16,975,028 related to
AT&T, Inc.	50,000	1,209,500	depreciated securities.
ADR	-	American Depositary Receipt
Rogers Communications, Inc.	60,000	1,965,600	SPDR	-	Standard & Poor's Depository Receipts
Verizon Communications, Inc.	50,000	1,401,000
4,576,100
Utilities 0.4%
Entergy Corp.	10,000	716,200
Total Domestic Common Stocks
(Cost $162,459,654)	167,676,064
Exchange Traded Funds 1.2%
Financials 1.2%
SPDR KBW Regional Banking
(Cost $1,906,678)	90,000	2,078,100
Foreign Stocks & ADR's 4.8%
Australia 0.8%
BHP Billiton Ltd. ADR	25,000	1,549,750
France 0.7%
Total SA ADR	30,000	1,339,200
Germany 1.0%
SAP AG ADR	40,000	1,772,000
Israel 0.6%
Teva Pharmaceutical
Industries Ltd. ADR	20,000	1,039,800
Mexico 0.7%
America Movil SA de CV ADR	25,000	1,187,500

12	The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund
(Formerly known as Sentinel Variable Products Mid Cap Growth Fund) (Unaudited)

Fund Profile
at June 30, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.5%	Energy	7.1%
Industrials	16.6%	Materials	5.7%
Health Care	15.6%	Consumer Staples	5.0%
Consumer Discretionary	14.0%	Utilities	1.1%
Financials	13.3%	Telecommunication Services	0.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Waste Connections, Inc.	1.8%	Open Text Corp.	1.5%
Dolby Laboratories, Inc.	1.8%	HCC Insurance Holdings, Inc.	1.5%
Endurance Specialty Holdings Ltd.	1.5%	Flowers Foods, Inc.	1.4%
ANSYS, Inc.	1.5%	NICE Systems Ltd.	1.4%
Nuance Communications, Inc.	1.5%	Core Laboratories NV	1.4%
		Total of Net Assets	15.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at June 30, 2010 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.9%			Weatherford Int'l. Ltd.*	12,260	$ 161,096	Techne Corp.	3,200	$ 183,840
Consumer Discretionary 14.0%					1,063,775	Varian Medical Systems, Inc.*	3,610	188,731
Coach, Inc.	4,230	$ 154,606	Financials 11.4%					2,125,774
Darden Restaurants, Inc.	4,500	174,825	Affiliated Managers Group, Inc.*	2,190	133,086	Industrials 16.6%
Gentex Corp.	7,800	140,244	East West Bancorp, Inc.	10,400	158,600	Ametek, Inc.	4,210	169,032
Gildan Activewear, Inc.*	4,490	128,639	Endurance Specialty Holdings			CH Robinson Worldwide, Inc.	2,130	118,556
LKQ Corp.*	9,890	190,679	Ltd.	6,200	232,686	Cintas Corp.	5,000	119,850
Morningstar, Inc.*	2,800	119,056	HCC Insurance Holdings, Inc.	9,000	222,840	Copart, Inc.*	5,090	182,273
O'Reilly Automotive, Inc.*	3,000	142,680	Invesco Ltd.	4,500	75,735	Equifax, Inc.	4,000	112,240
Phillips-Van Heusen Corp.	3,400	157,318	MSCI, Inc.*	2,000	54,800	Fastenal Co.	3,110	156,091
Strayer Education, Inc.	515	107,063	Northern Trust Corp.	3,170	148,039	Flowserve Corp.	1,300	110,240
TJX Cos., Inc.	2,090	87,676	People's United Financial, Inc.	8,520	115,020	IHS, Inc.*	3,050	178,181
Tractor Supply Co.	3,000	182,910	Signature Bank*	4,000	152,040	Iron Mountain, Inc.	7,200	161,712
Urban Outfitters, Inc.*	4,700	161,633	SVB Financial Group*	2,600	107,198	ITT Corp.	2,270	101,968
VF Corp.	2,570	182,933	Willis Group Holdings PLC	4,472	134,384	Jacobs Engineering Group, Inc.*	2,820	102,761
WMS Industries, Inc.*	4,190	164,457	WR Berkley Corp.	6,220	164,581	Joy Global, Inc.	2,100	105,189
		2,094,719			1,699,009
						Precision Castparts Corp.	400	41,168
			Health Care 14.3%
Consumer Staples 5.0%						Quanta Services, Inc.*	4,540	93,751
			Beckman Coulter, Inc.	2,770	167,003
Alberto-Culver Co.	6,250	169,312				Ritchie Bros Auctioneers, Inc.	6,600	120,252
			Bio-Rad Laboratories, Inc.*	1,562	135,097
Church & Dwight Co., Inc.	3,100	194,401				Roper Industries, Inc.	2,570	143,817
			CR Bard, Inc.	1,860	144,206
Flowers Foods, Inc.	8,550	208,877				Stericycle, Inc.*	2,790	182,968
			Dentsply Int'l., Inc.	4,670	139,680
McCormick & Co., Inc.	4,530	171,959				Waste Connections, Inc.*	7,710	269,002
		744,549	Endo Pharmaceuticals Holdings,					2,469,051
			Inc.*	4,890	106,700
Energy 7.1%			Gen-Probe, Inc.*	3,660	166,237	Information Technology 17.1%
Core Laboratories NV	1,390	205,178	IDEXX Laboratories, Inc.*	1,400	85,260	Activision Blizzard, Inc.	9,440	99,026
Newfield Exploration Co.*	2,400	117,264	Illumina, Inc.*	3,500	152,355	Altera Corp.	5,040	125,042
Petrohawk Energy Corp.*	7,500	127,275	Life Technologies Corp.*	3,570	168,683	Amdocs Ltd.*	5,365	144,050
Range Resources Corp.	3,430	137,714	Mettler-Toledo Int'l., Inc.*	1,090	121,677	ANSYS, Inc.*	5,610	227,598
Southwestern Energy Co.*	4,240	163,834	NuVasive, Inc.*	4,140	146,804	Citrix Systems, Inc.*	3,960	167,231
Superior Energy Services, Inc.*	8,110	151,414	Quality Systems, Inc.	2,380	138,016	Dolby Laboratories, Inc.*	4,190	262,671
			Resmed, Inc.*	1,340	81,485	FLIR Systems, Inc.*	6,355	184,867
The accompanying notes are an integral part of the financial statements.									13

	Sentinel Variable Products Mid Cap Fund
	(Continued)

				*	Non-income producing
			Space	†	Cost for federal income tax purposes is $12,867,144. At
			Value		June 30, 2010 unrealized appreciation for federal income tax
		Shares	(Note 2)		purposes aggregated $1,869,808 of which $2,291,480
					related to appreciated securities and $421,672 related to
	Harris Corp.	4,010	$ 167,016		depreciated securities.
	Intersil Corp.	7,320	88,645	(a)	Return of capital paid during the fiscal period.
	McAfee, Inc.*	6,100	187,392	ADR	- American Depositary Receipt
	Nuance Communications, Inc.*	15,140	226,343
	Open Text Corp.*	6,000	225,240
	Polycom, Inc.*	6,130	182,613
	Power Integrations, Inc.	4,550	146,487
	Trimble Navigation Ltd.*	4,390	122,920
			2,557,141
	Materials 5.7%
	AptarGroup, Inc.	4,120	155,818
	Ecolab, Inc.	2,800	125,748
	Freeport-McMoRan Copper &
	Gold, Inc.	970	57,356
	Pactiv Corp.*	6,240	173,784
	Sigma-Aldrich Corp.	2,270	113,114
	Silgan Holdings, Inc.	3,760	106,709
	Steel Dynamics, Inc.	8,940	117,919
			850,448
	Telecommunication Services 0.6%
	American Tower Corp.*	1,980	88,110
	Utilities 1.1%
	ITC Holdings Corp.	3,000	158,730
	Total Domestic Common Stocks
	(Cost $12,129,066)		13,851,306
	Foreign Stocks & ADR's 2.7%
	Israel 1.4%
	NICE Systems Ltd. ADR*	8,055	205,322
	United Kingdom 1.3%
	Shire Ltd. ADR	3,150	193,347
	Total Foreign Stocks & ADR's
	(Cost $354,398)		398,669
	Real Estate Investment Trusts 1.9%
	Financials 1.9%
	Digital Realty Trust, Inc.	2,850	164,388
	Home Properties, Inc.(a)	2,720	122,590
	Total Real Estate Investment Trusts
	(Cost $183,681)		286,978
		Principal
		Amount	Value
		(M=$1,000)	(Note 2)
	U.S. Government Obligations 1.3%
	Federal Home Loan Mortgage Corporation 1.3%
	Agency Discount Notes:
	0.05%, 07/06/10
	(Cost $199,999)	200 M	199,999
	Total Investments 98.8%
	(Cost $12,867,144)†		14,736,952

	Other Assets in Excess of
	Liabilities 1.2%		177,890

	Net Assets 100.0%		$ 14,914,842

14	The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Money Market Fund

(Unaudited)

Investment in Securities
at June 30, 2010 (Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 68.0%			Nestle Capital Corp.
U.S. Government Agency			0.23%, 07/20/10	215 M	214,974
Obligations 50.2%			0.36%, 08/19/10	310 M	309,848
Federal Home Loan Bank 9.3%			PepsiCo, Inc.
			0.1%, 07/27/10	650 M	649,953
Agency Discount Notes:
0.18%, 07/09/10	700 M	$ 699,972	Procter & Gamble Co.
0.18%, 07/16/10	800 M	799,940	0.18%, 07/02/10	700 M	699,997
		1,499,912	Total Corporate Short-Term Notes
			(Cost $5,208,727)		5,208,727

Federal Corporation Home 19.3% Loan Mortgage			Total Investments 100.3%
			(Cost $16,196,817)†		16,196,817
Agency Discount Notes:
0.1%, 07/19/10	290 M	289,986
0.12%, 08/09/10	500 M	499,935	Excess of Liabilities Over
0.175%, 07/26/10	450 M	449,945	Other Assets (0.3)%		(52,729)
0.18%, 08/13/10	600 M	599,871
0.18%, 08/17/10	400 M	399,906	Net Assets 100.0%		$ 16,144,088
0.2%, 07/13/10	400 M	399,973
0.21%, 08/03/10	475 M	474,909
		3,114,525	† Also cost for federal income tax purposes.
Federal National Mortgage
Association 21.6%
Agency Discount Notes:
0.17%, 08/25/10	400 M	399,896
0.175%, 07/28/10	525 M	524,931
0.18%, 09/01/10	930 M	929,712
0.19%, 08/09/10	400 M	399,918
0.2%, 08/11/10	395 M	394,910
0.21%, 08/03/10	240 M	239,954
0.21%, 08/31/10	600 M	599,786
		3,489,107
Total U.S. Government
Agency Obligations		8,103,544
U.S. Treasury Obligations 17.8%
0.09%, 08/19/10	500 M	499,939
0.12%, 09/23/10	450 M	449,874
0.138%, 07/22/10	300 M	299,976
0.145%, 08/05/10	400 M	399,943
0.1495%, 07/01/10	500 M	500,000
0.163%, 08/26/10	735 M	734,814
		2,884,546
Total U.S. Government
Obligations
(Cost $10,988,090)		10,988,090
Corporate Short-Term Notes 32.3%
Abbott Labs
0.2%, 07/07/10	800 M	799,972
Caterpillar Financial Service
0.3%, 09/09/10	790 M	789,539
Coca-Cola Co.
0.23%, 07/20/10	375 M	374,954
0.23%, 09/16/10	375 M	374,816
General Electric Capital
0.28%, 07/30/10	550 M	549,876
Johnson & Johnson
0.18%, 09/30/10	445 M	444,798

The accompanying notes are an integral part of the financial statements.						15

Sentinel Variable Products Small Company Fund
(Unaudited)

Fund Profile
at June 30, 2010
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.4%	Energy	6.6%
Industrials	18.2%	Materials	4.7%
Health Care	17.5%	Consumer Staples	3.8%
Consumer Discretionary	14.2%	Utilities	1.4%
Financials	12.6%	Telecommunication Services	0.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Waste Connections, Inc.	1.9%	Endurance Specialty Holdings Ltd.	1.6%
Open Text Corp.	1.8%	American Medical Systems Holdings, Inc.	1.6%
Core Laboratories NV	1.7%	Polycom, Inc.	1.5%
ANSYS, Inc.	1.7%	LKQ Corp.	1.5%
NICE Systems Ltd.	1.7%	Flowers Foods, Inc.	1.5%
		Total of Net Assets	16.5%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

	.
	Investment in Securities
	at June 30, 2010 (Unaudited)

			Space			Space			Space
			Value			Value			Value
		Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
	Domestic Common Stocks 93.7%			Financials 10.0%			Techne Corp.	12,400	$ 712,380
	Consumer Discretionary 14.2%			Affiliated Managers Group, Inc.*	5,300	$ 322,081	West Pharmaceutical Services,
	Buffalo Wild Wings, Inc.*	18,400	$ 673,072	Bancorpsouth, Inc.	23,100	413,028	Inc.	12,900	470,721
									9,241,260
	Dress Barn, Inc.*	24,700	588,107	East West Bancorp, Inc.	45,500	693,875
	Gildan Activewear, Inc.*	18,100	518,565	Endurance Specialty Holdings			Industrials 18.2%
	Gymboree Corp.*	8,600	367,306	Ltd.	23,900	896,967	Aerovironment, Inc.*	17,800	386,794
	Iconix Brand Group, Inc.*	47,900	688,323	First Midwest Bancorp, Inc.	35,600	432,896	Clarcor, Inc.	19,200	681,984
	LKQ Corp.*	43,300	834,824	HCC Insurance Holdings, Inc.	27,300	675,948	Copart, Inc.*	20,000	716,200
				Portfolio Recovery Associates,			Corrections Corp. of America*	23,500	448,380
	Morningstar, Inc.*	10,600	450,712	Inc.*	11,600	774,648	Curtiss-Wright Corp.	15,500	450,120
	Penn National Gaming, Inc.*	19,200	443,520	Selective Insurance Group, Inc.	17,600	261,536	Forward Air Corp.	16,600	452,350
	Phillips-Van Heusen Corp.	10,300	476,581	Signature Bank*	16,600	630,966	Gardner Denver, Inc.	10,800	481,572
	Strayer Education, Inc.	1,900	394,991	Stifel Financial Corp.*	11,400	494,646	Healthcare Services Group, Inc.	34,500	653,775
	Texas Roadhouse, Inc.*	48,500	612,070			5,596,591	Heartland Express, Inc.	44,200	641,784
	Tractor Supply Co.	11,700	713,349	Health Care 16.5%			IDEX Corp.	23,900	682,823
	WMS Industries, Inc.*	14,500	569,125	American Medical Systems			II-VI, Inc.*	12,200	361,486
	Wolverine World Wide, Inc.	26,300	663,286	Holdings, Inc.*	40,300	891,436
			7,993,831	Bio-Rad Laboratories, Inc.*	6,800	588,132	Kaydon Corp.	12,800	420,608
	Consumer Staples 3.8%			Catalyst Health Solutions, Inc.*	10,500	362,250	Middleby Corp.*	8,800	468,072
	Alberto-Culver Co.	23,200	628,488	Dionex Corp.*	6,400	476,544	MSC Industrial Direct Co.	9,600	486,336
	Flowers Foods, Inc.	33,700	823,291	Endo Pharmaceuticals Holdings,			Ritchie Bros Auctioneers, Inc.	28,480	518,906
	Hain Celestial Group, Inc.*	34,400	693,848	Inc.*	13,900	303,298	Rollins, Inc.	11,200	231,728
			2,145,627	Gen-Probe, Inc.*	12,300	558,666	Toro Co.	9,300	456,816
	Energy 6.6%			Haemonetics Corp.*	13,300	711,816	Wabtec Corp.	15,200	606,328
	CARBO Ceramics, Inc.	6,000	433,140	ICU Medical, Inc.*	12,800	411,776	Waste Connections, Inc.*	30,700	1,071,123
	Comstock Resources, Inc.*	15,900	440,748	Integra LifeSciences Holdings					10,217,185
	Core Laboratories NV	6,500	959,465	Corp.*	14,400	532,800	Information Technology 17.7%
	Dril-Quip, Inc.*	11,500	506,230	MedAssets, Inc.*	29,400	678,552	ANSYS, Inc.*	23,000	933,110
	Oil States Int'l., Inc.*	11,500	455,170	NuVasive, Inc.*	20,600	730,476	Diodes, Inc.*	45,800	726,846
	Resolute Energy Corp.*	15,700	192,168	Owens & Minor, Inc.	16,800	476,784	Factset Research Systems, Inc.	6,600	442,134
	Superior Energy Services, Inc.*	37,400	698,258	Quality Systems, Inc.	13,900	806,061	Hittite Microwave Corp.*	7,500	335,550
			3,685,179	Sirona Dental Systems, Inc.*	15,200	529,568	Intersil Corp.	29,000	351,190

16	The accompanying notes are an integral part of the financial statements.

				Sentinel Variable Products Small Company Fund
					(Continued)

		Space		Principal
		Value		Amount	Value
	Shares	(Note 2)		(M=$1,000)	(Note 2)
j2 Global Communications,				Total Investments 100.1%
Inc.*	29,800	$ 650,832		(Cost $49,864,983)†	$ 56,113,048
Jack Henry & Associates, Inc.	24,000	573,120		Excess of Liabilities Over
Mantech Int'l. Corp.*	18,900	804,573		Other Assets (0.1)%	(29,521)
Micros Systems, Inc.*	23,600	752,132
Nuance Communications,				Net Assets 100.0%	$ 56,083,527
Inc.*	35,600	532,220
Open Text Corp.*	27,100	1,017,334	*	Non-income producing
Polycom, Inc.*	28,900	860,931	†	Cost for federal income tax purposes is $49,864,983. At
				June 30, 2010 unrealized appreciation for federal income tax
Power Integrations, Inc.	17,700	569,851		purposes aggregated $6,248,065 of which $9,047,331
Progress Software Corp.*	20,200	606,606		related to appreciated securities and $2,799,266 related to
				depreciated securities.
Riverbed Technology, Inc.*	11,900	328,678	(a)	Return of capital paid during the fiscal period.
Rofin-Sinar Technologies,
Inc.*	20,900	435,138		ADR - American Depositary Receipt
		9,920,245	SBI	- Shares Beneficial Interest
Materials 4.7%
AptarGroup, Inc.	17,600	665,632
Pactiv Corp.*	20,600	573,710
Rockwood Holdings, Inc.*	15,600	353,964
Silgan Holdings, Inc.	27,200	771,936
Steel Dynamics, Inc.	20,600	271,714
		2,636,956
Telecommunication Services 0.6%
Cbeyond, Inc.*	27,300	341,250
Utilities 1.4%
Atmos Energy Corp.	14,000	378,560
ITC Holdings Corp.	7,800	412,698
		791,258
Total Domestic Common Stocks
(Cost $46,434,012)		52,569,382
Foreign Stocks & ADR's 2.7%
Ireland 1.0%
ICON PLC ADR*	19,300	557,577
Israel 1.7%
NICE Systems Ltd. ADR*	36,300	925,287
Total Foreign Stocks & ADR's
(Cost $1,541,473)		1,482,864
Real Estate Investment Trusts 2.6%
Financials 2.6%
Corporate Office Properties
Trust SBI MD(a)	12,800	483,328
Healthcare Realty Trust,
Inc.(a)	20,900	459,173
Home Properties, Inc.(a)	11,500	518,305
Total Real Estate Investment Trusts
(Cost $1,289,502)		1,460,806
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 1.1%
Federal National Mortgage Association 1.1%
Agency Discount Notes:
0.05%, 07/06/10
(Cost $599,996)	600 M	599,996

The accompanying notes are an integral part of the financial statements.						17

	Statement of Assets and Liabilities

	at June 30, 2010 (Unaudited)

		SVP	SVP	SVP
		Balanced	Bond	Common Stock
		Fund	Fund	Fund
	Assets
	Investments at value	$ 15,082,450	$ 64,185,247	$ 182,166,159
	Cash	84,488	164,078	–
	Receivable for securities sold	897,975	12,858,804	–
	Receivable for fund shares sold	122,088	218,644	8,967
	Receivable for dividends and interest	33,444	340,983	244,401
	Receivable from fund administrator	–	–	–
	Total Assets	16,220,445	77,767,756	182,419,527

	Liabilities
	Payable to custodian bank	–	–	61,833
	Payable for securities purchased	743,179	10,195,258	356,400
	Payable for fund shares repurchased	1,309	16,628	67,078
	Accrued expenses	12,152	26,398	61,572
	Management fee payable	7,156	22,071	78,409
	Fund service fee payable	1,301	5,518	15,682
	Total Liabilities	765,097	10,265,873	640,974
	Net Assets Applicable to Outstanding Shares	$ 15,455,348	$ 67,501,883	$ 181,778,553
	Shares Outstanding	1,462,174	6,363,235	16,258,844
	Net Asset Value and Maximum
	Offering Price Per Share	$ 10.57	$ 10.61	$ 11.18

	Net Assets Represent
	Shares of beneficial interest at par value	$ 1,462	$ 6,363	$ 16,259
	Paid-in capital	14,517,499	63,569,034	186,173,537
	Accumulated undistributed net investment income (loss)	137,623	1,141,740	1,314,794
	Accumulated undistributed net realized gain (loss) on investments	(255,406)	1,917,823	(10,832,021)
	Unrealized appreciation (depreciation) of investments	1,054,170	866,923	5,105,984
	Net Assets	$ 15,455,348	$ 67,501,883	$ 181,778,553
	Investments at Cost	$ 14,028,280	$ 63,318,324	$ 177,060,175

	Amounts designated as “-“ are either $0 or have been rounded to $0.

18	The accompanying notes are an integral part of the financial statements.

		Statement of Assets and Liabilities
			(Continued)

	SVP	SVP	SVP
	Mid Cap*	Money Market	Small Company
	Fund	Fund	Fund
Assets
Investments at value	$ 14,736,952	$ 16,196,817	$ 56,113,048
Cash	174,017	4,450	154,424
Receivable for securities sold	88,070	–	19,302
Receivable for fund shares sold	8,364	80,401	9,812
Receivable for dividends and interest	9,995	–	35,597
Receivable from fund administrator	–	4,645	–
Total Assets	15,017,398	16,286,313	56,332,183

Liabilities
Payable for securities purchased	78,532	–	150,224
Payable for fund shares repurchased	5,222	124,775	37,643
Accrued expenses	11,093	12,692	31,535
Management fee payable	6,424	3,399	24,378
Fund service fee payable	1,285	1,359	4,876
Total Liabilities	102,556	142,225	248,656
Net Assets Applicable to Outstanding Shares	$ 14,914,842	$ 16,144,088	$ 56,083,527
Shares Outstanding	1,721,651	16,144,088	4,845,186
Net Asset Value and Maximum
Offering Price Per Share	$ 8.66	$ 1.00	$ 11.58

Net Assets Represent
Shares of beneficial interest at par value	$ 1,722	$ 16,144	$ 4,845
Paid-in capital	17,717,383	16,127,944	58,020,178
Accumulated undistributed net investment income (loss)	3,544	17	18,079
Accumulated undistributed net realized gain (loss) on investments	(4,677,615)	(17)	(8,207,640)
Unrealized appreciation (depreciation) of investments	1,869,808	–	6,248,065
Net Assets	$ 14,914,842	$ 16,144,088	$ 56,083,527
Investments at Cost	$ 12,867,144	$ 16,196,817	$ 49,864,983
*Name change. Formerly known as SVP Mid Cap Growth Fund.

The accompanying notes are an integral part of the financial statements.				19

	Statement of Operations

	for the six months ended June 30, 2010 (Unaudited)

		SVP	SVP	SVP
		Balanced	Bond	Common Stock
		Fund	Fund	Fund
	Investment Income:
	Dividends	$ 115,129	$ –	$ 2,007,667
	Interest	90,134	1,337,389	1,835
	Total Income	205,263	1,337,389	2,009,502

	Expenses:
	Management advisory fee	44,763	130,432	499,233
	Transfer agent fees	4,366	5,467	7,667
	Custodian fees	2,100	3,800	5,300
	Accounting and administration services	8,139	32,608	100,041
	Auditing fees	4,500	11,500	30,000
	Legal fees	1,600	6,000	19,000
	Printing fees	200	1,000	3,000
	Trustees' and Chief Compliance
	Officer's fees and expenses	1,400	5,250	18,000
	Other	1,378	6,239	18,212
	Total Expenses	68,446	202,296	700,453
	Expense Reimbursement	–	–	–
	Net Expenses	68,446	202,296	700,453
	Net Investment Income (Loss)	136,817	1,135,093	1,309,049

	Realized and Unrealized Gain (Loss) on Investments
	Net realized gain (loss) on sales of investments	(21,267)	1,605,687	(2,060,315)
	Net change in unrealized appreciation (depreciation)	(481,235)	1,259,234	(10,839,115)
	Net Realized and Unrealized Gain (Loss)
	on Investments	(502,502)	2,864,921	(12,899,430)
	Net Increase (Decrease) in Net Assets
	from Operations	$ (365,685)	$ 4,000,014	$ (11,590,381)

	Amounts designated as “-“ are either $0 or have been rounded to $0.

20	The accompanying notes are an integral part of the financial statements.

			Statement of Operations
			(Continued)

	SVP	SVP	SVP
	Mid Cap*	Money Market	Small Company
	Fund	Fund	Fund
Investment Income:
Dividends	$ 65,868	$ –	$ 225,328
Interest	7	10,864	694
Total Income	65,875	10,864	226,022

Expenses:
Management advisory fee	39,267	20,127	152,391
Transfer agent fees	4,367	4,567	6,067
Custodian fees	4,800	1,200	9,500
Accounting and administration services	7,853	8,051	30,478
Auditing fees	3,500	5,000	13,000
Legal fees	850	2,000	8,000
Printing fees	200	100	2,500
Trustees' and Chief Compliance
Officer's fees and expenses	1,400	1,400	5,500
Other	1,196	805	5,422
Total Expenses	63,433	43,250	232,858
Expense Reimbursement	–	(32,387)	–
Net Expenses	63,433	10,863	232,858
Net Investment Income (Loss)	2,442	1	(6,836)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on sales of investments	781,192	–	1,964,815
Net change in unrealized appreciation (depreciation)	(913,263)	–	(2,802,472)
Net Realized and Unrealized Gain (Loss)
on Investments	(132,071)	–	(837,657)
Net Increase (Decrease) in Net Assets
from Operations	$ (129,629)	$ 1	$ (844,493)
*Name change. Formerly known as SVP Mid Cap Growth Fund prior to April 30, 2010.

The accompanying notes are an integral part of the financial statements.				21

	Statement of Changes in Net Assets

			SVP		SVP			SVP
		Balanced			Bond		Common Stock
			Fund		Fund			Fund
		Six Months		Six Months			Six Months
		Ended 6/30/2010	Year Ended	Ended 6/30/2010		Year Ended	Ended 6/30/2010	Year Ended
		(Unaudited)	12/31/09	(Unaudited)		12/31/09	(Unaudited)	12/31/09
	Increase (Decrease) in Net Assets from Operations
	Net investment income (loss)	$ 136,817	$ 282,068	$ 1,135,093	$ 3,016,070		$ 1,309,049	$ 2,490,535
	Net realized gain (loss) on sales of investments	(21,267)	(100,058)	1,605,687		3,464,309	(2,060,315)	(4,413,517)
	Net change in unrealized appreciation
	(depreciation)	(481,235)	2,451,924	1,259,234		498,518	(10,839,115)	48,127,338
	Net increase (decrease) in net assets from
	operations	(365,685)	2,633,934	4,000,014		6,978,897	(11,590,381)	46,204,356

	Distributions to Shareholders
	From net investment income	–	(401,041)	–		(3,179,708)	–	(2,706,906)
	From net realized gain on investments	–	–	–		(2,935,188)	–	–
	Total distributions to shareholders	–	(401,041)	–		(6,114,896)	–	(2,706,906)

	From Share Transactions
	Net proceeds from sales of shares	1,704,013	5,506,725	5,807,313		21,261,151	5,179,146	34,327,550
	Net asset value of shares in reinvestment
	of dividends and distributions	–	401,041	–		6,114,896	–	2,706,906
		1,704,013	5,907,766	5,807,313		27,376,047	5,179,146	37,034,456
	Less: Payments for shares reacquired	(2,263,318)	(5,240,460)	(6,992,427)		(23,233,432)	(14,497,906)	(25,199,909)
	Increase (decrease) in net assets from
	capital share transactions	(559,305)	667,306	(1,185,114)		4,142,615	(9,318,760)	11,834,547
	Total Increase (Decrease) in Net Assets for
	period	(924,990)	2,900,199	2,814,900		5,006,616	(20,909,141)	55,331,997
	Net Assets: Beginning of period	16,380,338	13,480,139	64,686,983		59,680,367	202,687,694	147,355,697
	Net Assets: End of period	$ 15,455,348	$ 16,380,338	$ 67,501,883	$ 64,686,983		$ 181,778,553	$ 202,687,694
	Undistributed Net Investment
	Income (Loss) at End of Period	$ 137,623	$ 806	$ 1,141,740	$ 6,647		$ 1,314,794	$ 5,745

	Amounts designated as “-“ are either $0 or have been rounded to $0.

22	The accompanying notes are an integral part of the financial statements.

			Statement of Changes in Net Assets
						(Continued)

		SVP		SVP		SVP
	Mid Cap*		Money Market		Small Company
		Fund		Fund		Fund
	Six Months		Six Months		Six Months
	Ended 6/30/2010	Year Ended	Ended 6/30/2010	Year Ended	Ended 6/30/2010	Year Ended
	(Unaudited)	12/31/09	(Unaudited)	12/31/09	(Unaudited)	12/31/09
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$ 2,442	$ 18,859	$ 1	$ 1,014	$ (6,836)	$ 118,384
Net realized gain (loss) on sales of investments	781,192	(1,339,535)	–	57	1,964,815	(6,775,510)
Net change in unrealized appreciation
(depreciation)	(913,263)	5,087,407	–	–	(2,802,472)	19,930,028
Net increase (decrease) in net assets from
operations	(129,629)	3,766,731	1	1,071	(844,493)	13,272,902

Distributions to Shareholders
From net investment income	–	(17,757)	(1)	(1,014)	–	(232,424)
From net realized gain on investments	–	–	–	(57)	–	–
Total distributions to shareholders	–	(17,757)	(1)	(1,071)	–	(232,424)

From Share Transactions
Net proceeds from sales of shares	1,210,142	2,548,347	4,603,172	17,193,382	2,903,613	10,365,656
Net asset value of shares in reinvestment
of dividends and distributions	–	17,757	1	1,071	–	232,424
	1,210,142	2,566,104	4,603,173	17,194,453	2,903,613	10,598,080
Less: Payments for shares reacquired	(1,669,526)	(4,312,808)	(4,759,819)	(23,618,033)	(6,967,977)	(12,250,418)
Increase (decrease) in net assets from
capital share transactions	(459,384)	(1,746,704)	(156,646)	(6,423,580)	(4,064,364)	(1,652,338)
Total Increase (Decrease) in Net Assets for
period	(589,013)	2,002,270	(156,646)	(6,423,580)	(4,908,857)	11,388,140
Net Assets: Beginning of period	15,503,855	13,501,585	16,300,734	22,724,314	60,992,384	49,604,244
Net Assets: End of period	$ 14,914,842	$ 15,503,855	$ 16,144,088	$ 16,300,734	$ 56,083,527	$ 60,992,384
Undistributed Net Investment
Income (Loss) at End of Period	$ 3,544	$ 1,102	$ 17	$ 17	$ 18,079	$ 24,915
*Name change. Formerly known as SVP Mid Cap Growth Fund prior to April 30, 2010.

The accompanying notes are an integral part of the financial statements.							23

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

				Income from Investment Operations			Less Distributions

			Net asset	Net	Net gains or losses		Dividends
		Fiscal year	value,	investment	on securities (both	Total from	(from net	Distributions		Net asset
		(period	beginning	income	realized and	investment	investment	(from realized	Total	value, end of
	Fund	ended)	of period	(loss)^	unrealized)^	operations	income)	gains)	distributions	period
Balanced
		12/31/05	$ 11 .45	$ 0 .26	$ 0 .39	$ 0 .65	$ 0 .27	$ 0 .20	$ 0 .47	$ 11 .63
		12/31/06	11 .63	0 .29	1 .05	1 .34	0 .31	0 .14	0 .45	12 .52
		12/31/07	12 .52	0 .29	0 .77	1 .06	0 .31	0 .77	1 .08	12 .50
		12/31/08	12 .50	0 .28	(3 .28)	(3 .00)	0 .26	0 .11	0 .37	9 .13
		12/31/09	9 .13	0 .20	1 .76	1 .96	0 .27	–	0 .27	10 .82
		06/30/10(U)	10 .82	0 .09	(0 .34)	(0 .25)	–	–	–	10 .57
Bond
		12/31/05	10 .11	0 .43	(0 .25)	0 .18	0 .45	–	0 .45	9 .84
		12/31/06	9 .84	0 .48	(0 .12)	0 .36	0 .48	–	0 .48	9 .72
		12/31/07	9 .72	0 .47	0 .21	0 .68	0 .41	–	0 .41	9 .99
		12/31/08	9 .99	0 .50	(0 .16)	0 .34	0 .41	–	0 .41	9 .92
		12/31/09	9 .92	0 .49	0 .61	1 .10	0 .54	0 .50	1 .04	9 .98
		06/30/10(U)	9 .98	0 .18	0 .45	0 .63	–	–	–	10 .61
Common Stock
		12/31/05	10 .98	0 .13	0 .71	0 .84	0 .13	–	0 .13	11 .69
		12/31/06	11 .69	0 .19	1 .70	1 .89	0 .19	–	0 .19	13 .39
		12/31/07	13 .39	0 .19	1 .18	1 .37	0 .16	0 .28	0 .44	14 .32
		12/31/08	14 .32	0 .20	(4 .93)	(4 .73)	0 .14	0 .01	0 .15	9 .44
		12/31/09	9 .44	0 .15	2 .47	2 .62	0 .16	–	0 .16	11 .90
		06/30/10(U)	11 .90	0 .08	(0 .80)	(0 .72)	–	–	–	11 .18
Mid Cap^^
		12/31/05	9 .29	(0 .01)	0 .36	0 .35	–	–	–	9 .64
		12/31/06	9 .64	(0 .01)	0 .55	0 .54	–	–	–	10 .18
		12/31/07	10 .18	(0 .02)	2 .26	2 .24	–	–	–	12 .42
		12/31/08	12 .42	(0 .02)	(5 .70)	(5 .72)	–	–	–	6 .70
		12/31/09	6 .70	0 .01	2 .04	2 .05	0 .01	–	0 .01	8 .74
		06/30/10(U)	8 .74	–	(0 .08)	(0 .08)	–	–	–	8 .66
Money Market
		12/31/05	1 .00	0 .0280	–	0 .0280	0 .0280	–	0 .0280	1 .00
		12/31/06	1 .00	0 .0460	–	0 .0460	0 .0460	–	0 .0460	1 .00
		12/31/07	1 .00	0 .0457	–	0 .0457	0 .0457	–	0 .0457	1 .00
		12/31/08	1 .00	0 .0187	–	0 .0187	0 .0187	–	0 .0187	1 .00
		12/31/09	1 .00	0 .0000	–	0 .0000	0 .0000	–	0 .0000	1 .00
		06/30/10(U)	1 .00	0 .0000	–	0 .0000	0 .0000	–	0 .0000	1 .00
Small Company
		12/31/05	14 .25	0 .01	1 .16	1 .17	0 .01	1 .47	1 .48	13 .94
		12/31/06	13 .94	0 .03	2 .24	2 .27	0 .03	1 .85	1 .88	14 .33
		12/31/07	14 .33	0 .08	1 .16	1 .24	0 .09	1 .50	1 .59	13 .98
		12/31/08	13 .98	0 .02	(4 .54)	(4 .52)	–	0 .16	0 .16	9 .30
		12/31/09	9 .30	0 .02	2 .51	2 .53	0 .05	–	0 .05	11 .78
		06/30/10(U)	11 .78	–	(0 .20)	(0 .20)	–	–	–	11 .58

Amounts designated as “-“ are either zero or represent less than $0.005 or $(0.005).

24	The accompanying notes are an integral part of the financial statements.

							Financial Highlights
								(Continued)

					Ratios/Supplemental Data

				Ratio of expenses	Ratio of expenses to		Ratio of net investment income
			Ratio of	to average net	average net assets before	Ratio of net	(loss) to average net assets
		Net assets at	expenses to	assets before	contractual and voluntary	investment income	before contractual and	Portfolio
	Total return	end of period	average net	custodian fee	expense reimbursements	(loss) to average	voluntary expense	turnover
	(%)*	(000 omitted)	assets (%)	credits (%)**	(%)***	net assets (%)	reimbursements (%)***	rate (%)

	5 .65	$ 21,578	0.79	0.83	0.88	2.21	2.16	189
	11 .49	21,270	0.79	0.81	0.81	2.35	2.35	181
	8 .44	20,378	0.89	0.91	0.91	2.17	2.17	91
	(23 .95)	13,480	0.83	0.85	0.85	2.44	2.44	59
	21 .47	16,380	0.86	0.86	0.86	2.03	2.03	90
	(2 .31)++	15,455	0.84+	0.84+	0.84+	1.68+	1.68+	93 ++

	1 .81	23,626	0.67	0.69	0.71	4.24	4.22	386
	3 .70	23,208	0.66	0.68	0.68	4.70	4.70	399
	7 .05	27,629	0.74	0.76	0.76	4.71	4.71	306
	3 .40	59,680	0.65	0.66	0.66	4.91	4.91	289
	11 .08	64,687	0.64	0.64	0.64	4.57	4.57	241
	6 .31++	67,502	0.62+	0.62+	0.62+	3.48+	3.48+	291 ++

	7 .64	67,720	0.65	0.67	0.67	1.17	1.17	22
	16 .14	79,345	0.60	0.61	0.61	1.50	1.50	16
	10 .21	106,686	0.66	0.66	0.66	1.35	1.35	14
	(33 .04)	147,356	0.57	0.57	0.57	1.61	1.61	6
	27 .75	202,688	0.71	0.71	0.71	1.45	1.45	10
	(6 .05)++	181,779	0.70+	0.70+	0.70+	1.31+	1.31+	7 ++

	3 .77	25,638	0.79	0.81	0.81	(0.13)	(0.13)	163
	5 .60	24,494	0.74	0.77	0.77	(0.03)	(0.03)	82
	22 .00	26,829	0.80	0.84	0.84	(0.14)	(0.14)	88
	(46 .05)	13,502	0.76	0.78	0.78	(0.18)	(0.18)	119
	30 .60	15,504	0.84	0.84	0.84	0.13	0.13	51
	(0 .92)++	14,915	0.81+	0.81+	0.81+	0.03+	0.03+	21 ++

	2 .84	27,189	0.40	0.40	0.56	2.80	2.64	–
	4 .70	25,144	0.40	0.41	0.51	4.62	4.52	–
	4 .70	17,745	0.59	0.61	0.61	4.61	4.61	–
	1 .89	22,724	0.54	0.54	0.54	1.83	1.83	–
	0 .00	16,301	0.20	0.20	0.52	0.01	(0.31)	–
	0 .00++	16,144	0.13+	0.13+	0.54+	0.00+	(0.40)+	– ++

	8 .21	53,831	0.70	0.72	0.72	0.08	0.08	70
	16 .17	60,122	0.62	0.65	0.65	0.22	0.22	53
	8 .60	64,832	0.68	0.70	0.70	0.51	0.51	52
	(32 .29)	49,604	0.63	0.64	0.64	0.19	0.19	42
	27 .15	60,992	0.76	0.76	0.76	0.23	0.23	41
	(1 .70)++	56,084	0.76+	0.76+	0.76+	(0.02)+	(0.02)+	20 ++

^	Calculated based upon average shares outstanding.
^^	Name change. Formerly known as SVP Mid Cap Growth Fund prior to April 30, 2010.
*	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during
	the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by your insurance company, the issuer of
	variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles. Total returns would have been lower in applicable years where the
	Funds' investment advisor had not waived a portion of its fee.
**	The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
***	Expense reductions are comprised of the contractual expense reimbursements as described in Note (3).
(U)	Unaudited.
+	Annualized.
++	Not annualized.

									25

Notes to Financial Statements
(Unaudited)

(1) Organization:
The Sentinel Variable Products Trust (the “Trust”) is an open end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of six separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap
Fund (formerly known as Sentinel Variable Products Mid Cap Growth Fund prior to April 30, 2010), Sentinel Variable Products Money Market Fund and Sentinel Variable Products Small
Company Fund, all of which are diversified. The six funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

(2) Significant Accounting Policies:
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

A. Security Valuation:
Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Money Market Fund, fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Trustees. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

The fair value hierarchy as required by GAAP are summarized in the three broad levels listed below:

• Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American
Depository Receipts, Exchange Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

• Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Regulated Investment Companies (RIC’s) that rely on calculated
Net Asset Values (NAV’s) would also generally be considered Level 2.

• Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of June 30, 2010 were as follows:

		Quoted Prices
		(Unadjusted) in Active	Other	Significant
		Markets for Identical	Significant	Unobservable
		Assets	Observable Inputs	Inputs
	SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
	Assets:
	Investments in Securities:
	Balanced:
	Corporate Bonds	$ –	$ 215,069	$ –	$ 215,069
	Corporate Short-Term Notes	–	200,000	–	200,000
	Domestic Common Stocks	9,773,502	–	–	9,773,502
	Exchange Traded Funds	115,450	–	–	115,450
	Foreign Stocks & ADR’s	494,580	–	–	494,580
	Mortgage-Backed Securities	–	4,283,849	–	4,283,849
	Totals	$ 10,383,532	$ 4,698,918	$ –	$ 15,082,450
	Bond:
	Agency Discount Notes	$ –	$ 2,999,957	$ –	$ 2,999,957
	Corporate Bonds	–	9,203,429	–	9,203,429
	Corporate Short-Term Notes	–	2,000,000	–	2,000,000
	Mortgage-Backed Securities	–	48,900,144	–	48,900,144
	U.S. Treasury Obligations	–	1,081,717	–	1,081,717
	Totals	$ –	$ 64,185,247	$ –	$ 64,185,247
26

				Notes to Financial Statements
				(Continued)

	Quoted Prices
	(Unadjusted) in Active	Other	Significant
	Markets for Identical	Significant	Unobservable
	Assets	Observable Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Common Stock:
Agency Discount Notes	$ –	$ 1,649,986	$ –	$ 1,649,986
Corporate Short-Term Notes	–	2,000,000	–	2,000,000
Domestic Common Stocks	167,676,064	–	–	167,676,064
Exchange Traded Funds	2,078,100	–	–	2,078,100
Foreign Stocks & ADR’s	8,762,009	–	–	8,762,009
Totals	$ 178,516,173	$ 3,649,986	$ –	$ 182,166,159
Mid Cap*:
Agency Discount Notes	$ –	$ 199,999	$ –	$ 199,999
Domestic Common Stocks	13,851,306	–	–	13,851,306
Foreign Stocks & ADR’s	398,669	–	–	398,669
Real Estate Investment Trusts	286,978	–	–	286,978
Totals	$ 14,536,953	$ 199,999	$ –	$ 14,736,952
Money Market:
Agency Discount Notes	$ –	$ 8,103,544	$ –	$ 8,103,544
Corporate Short-Term Notes	–	5,208,727	–	5,208,727
U.S. Treasury Obligations	–	2,884,546	–	2,884,546
Totals	$ –	$ 16,196,817	$ –	$ 16,196,817
Small Company:
Agency Discount Notes	$ –	$ 599,996	$ –	$ 599,996
Domestic Common Stocks	52,569,382	–	–	52,569,382
Foreign Stocks & ADR’s	1,482,864	–	–	1,482,864
Real Estate Investment Trusts	1,460,806	–	–	1,460,806
Totals	$ 55,513,052	$ 599,996	$ –	$ 56,113,048
Liabilities:
Investments in Securities:
None.
*Name change. Formerly known as Sentinel Variable Product Mid Cap Growth Fund.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the six months ended June 30, 2010.

B. Securities Transactions and Investment Income:
Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are accounted for on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2) on occasion, if Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’
investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

C. Dividends and Distributions:
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the reclassification of net investment losses to net short-term capital gains or paid-in capital, differing treatments for gains and losses on mortgage-backed securities payment receipts and dividends paid. No estimated reclassifications were made to reflect these differences as of June 30, 2010.

D. Repurchase Agreements:
Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than
25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements used by the
Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2010.

E. Federal Income Taxes:
Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. Each Fund intends to distribute all of its taxable income to its shareholders, relieving it of any federal or state excise tax or income tax liability. Each Fund is also required to recognize the tax effects of certain tax positions under a
“more likely than not” standard, that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. Fund management carried out procedures to identify material tax position adjustments and has none to report for the six months ended June 30, 2010, along with the three previous fiscal years, which are still considered open and subject to examination.

27

Notes to Financial Statements
(Continued)

F. Options:
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.
Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. There were no options transactions during the six months ended June 30, 2010.

G. Dollar Rolls:
The SVP Balanced and SVP Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar
(same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the six months ended June 30, 2010.

H. Securities Lending:
Under an agreement with State Street Bank and Trust Company (“SSB”), the Funds may lend their securities, up to 50% of each Fund’s portfolio before taking into account the securities loaned, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is retained by the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund’s best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. At June 30, 2010, none of the Funds had securities on loan because Sentinel Asset Management, Inc. (“SAMI”) elected to temporarily suspend participation in the program.

I. Other:
Direct expenses of a Fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts. Earnings credits are received from State Street Bank and Trust Company (“SSB”), the custodian bank, on cash balances and are reflected in the statement of operations as an expense offset.

(3) Management Advisory Fees and Related Party Transactions:
Pursuant to two Investment Advisory Agreements (“Advisory Agreements”), one dated November 1, 2000, as amended November 19, 2008 and one dated November 8, 2002, SAMI, a subsidiary of NLV Financial Corporation, manages each Fund’s investments and business operations under the overall supervision of the Trust’s Board of Trustees. SAMI is affiliated with
National Life Insurance Company, which issues variable insurance and annuity products through which the Trust is offered, because National Life Insurance Company is also a subsidiary of NLV Financial Corporation. SAMI has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, each
Fund pays to SAMI a monthly fee determined as follows:

a) With respect to SVP Balanced Fund: 0.55% per annum on the average daily net assets of the Fund.

b) With respect to SVP Bond Fund: 0.40% per annum on the average daily net assets of the Fund.

c) With respect to the SVP Common Stock, SVP Mid Cap (formerly known as SVP Mid Cap Growth prior to April 30, 2010) and SVP Small Company Funds: 0.50% per annum on the first $200 million of average daily net assets of each Fund; 0.45% per annum on the next $300 million of such assets of each Fund; and 0.40% per annum on such assets of each Fund in excess of $500 million.

d) With respect to the SVP Money Market Fund: 0.25% per annum on the average daily net assets of the Fund.

SAMI and/or an affiliate have voluntarily agreed to waive fees and/or reimburse expenses paid by the SVP Money Market Fund to the extent necessary to prevent total expenses from exceeding the gross income from the Fund’s investments on a daily basis. This reimbursement may be discontinued at any time. For the period from January 1, 2010 through June 30,
2010, the total amount reimbursed to SVP Money Market Fund was $32,387. SAMI and/or an affiliate have no right to recoup fees reimbursed.

Sentinel Financial Services Company (“SFSC”), a subsidiary of SAMI, acts as the principal underwriter of shares of the Funds. SFSC receives no compensation from the Trust for acting as principal underwriter.

Each Trustee who is not an affiliate of SAMI receives an annual fee from the Trust of $12,000 plus $2,500 for each meeting attended. Fees paid to Trustees are generally distributed quarterly on a pro rata basis. This compensation totaled $10,000 each for Mr. McMeekin, Ms. Pope and Mr. Ricker for the six months ended June 30, 2010.

The Funds’ Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Group Funds, Inc., a series investment company also advised by SAMI, SAMI itself, and the separate accounts of National Life Insurance Company which fund its variable life insurance and annuity products. Pursuant to an amended and restated agreement as of November 26,
2007, the Funds and Sentinel Group Funds, Inc. pay 50% of the costs incurred by these Chief Compliance Officer functions, including the salary and benefits of the Funds’ Chief
Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and Sentinel Group Funds, Inc. allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated.

Trustees’ and Chief Compliance Officer’s fees and expenses for the six months ended June 30, 2010 were $32,950.

Pursuant to the Fund Services Agreement with SASI, a subsidiary of SAMI, the Trust receives certain transfer agency, fund accounting and administration services. For these services, the Fund Services Agreement provides for the Trust to pay to SASI a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net assets of the
Funds for fund accounting and administration services. For the six months ended June 30, 2010 this fee totaled $197,170.

28

				Notes to Financial Statements
				(Continued)

(4) Investment Transactions:
Purchases and sales (excluding short-term obligations) for the six months ended June 30, 2010 were as follows:

	Purchases of
	Other than	Purchases of	Sales of Other
	U.S.	U.S.	than U.S.	Sales of U.S.
	Government	Government	Government	Government
	Direct and	Direct and	Direct and	Direct and
	Agency	Agency	Agency	Agency
SVP Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$ 1,036,271	$ 13,431,632	$ 1,006,229	$ 13,575,297
Bond	9,400,797	163,347,408	7,581,305	170,105,426
Common Stock	12,913,315	–	17,617,965	–
Mid Cap*	3,174,899	–	3,637,374	–
Small Company	11,358,791	–	12,006,317	–
*Name change. Formerly known as SVP Mid Cap Growth Fund prior to April 30, 2010.
(The SVP Money Market Fund invests only in short-term obligations.)

At December 31, 2009, the Trust had tax basis capital losses which may be used to offset future capital gains as follows:

				Expiring
SVP Fund				on 12/31
Balanced		$ 97,854		2016
			101,856	2017
		$ 199,710

Common Stock		$ 3,229,940		2016
			5,343,890	2017
		$ 8,573,830

Mid Cap*		$ 627,941		2010
			1,648,634	2016
			3,079,028	2017
	Total	$ 5,355,603

Money Market		$ 17		2011

Small Company		$ 622,997		2016
			9,306,590	2017
		$ 9,929,587
*Name change. Formerly known as SVP Mid Cap Growth Fund.

During the year ended December 31, 2009, the Funds utilized capital losses as follows:

		Capital Losses
SVP Fund		Utilized
Bond		$ 62,734

It is unlikely that a capital gains distribution will be paid until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire.

					29

Notes to Financial Statements
(Continued)

(5) Shares of Beneficial Interest Transactions:
There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the six months ended June 30, 2010 and fiscal year ended December 31, 2009 were as follows:

		Shares Issued in		Net Increase
		Reinvestment of		(Decrease) in
		Dividends and	Shares	Shares
SVP Fund	Shares Sold	Distributions	Reacquired	Outstanding
Six Months Ended June 30, 2010 (Unaudited)
Balanced	154,252	–	205,622	(51,370)
Bond	566,025	–	681,322	(115,297)
Common Stock	424,933	–	1,199,656	(774,723)
Mid Cap*	131,793	–	184,473	(52,680)
Money Market	4,603,172	1	4,759,819	(156,646)
Small Company	236,594	–	570,857	(334,263)
Fiscal Year Ended December 31, 2009
Balanced	548,982	36,793	548,524	37,251
Bond	2,049,609	610,879	2,200,784	459,704
Common Stock	3,720,204	225,575	2,518,817	1,426,962
Mid Cap*	345,361	2,013	588,569	(241,195)
Money Market	17,193,382	1,071	23,618,033	(6,423,580)
Small Company	1,098,373	19,531	1,269,944	(152,040)
*Name change. Formerly known as SVP Mid Cap Growth Fund prior to April 30, 2010.

From time to time the Funds may have a concentration of several policyholders, insurance companies or insurance products holding a significant percentage of shares outstanding.
Investment activities of these parties could have a material impact on the Funds.

(6) Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(7) Subsequent Events:
On July 26, 2010, National Life Insurance Company and its affiliated separate accounts filed an application with the Securities and Exchange Commission requesting to substitute an unaffiliated mutual fund for the SVP Money Market Fund. If the application is approved, the SVP Money Market Fund is expected to dissolve immediately following the effectiveness of such substitution.

30

Actual and Hypothetical Expenses for Comparison Purposes
(Unaudited)

Example
When you allocate to one or more of the Sentinel Variable Products Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of allocating to the Funds and to compare these costs with the ongoing costs of allocating to other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/10 through 06/30/10.

Actual Expenses
The first line of each Fund entry in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid from 01/01/10 through 06/30/10 to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each Fund entry in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of allocating to a specific Sentinel Variable
Products Trust Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below do not include fees and expenses charged or incurred by the separate accounts of insurance companies which purchases shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by them. If such expenses were included, the overall expenses shown in the table below would be higher and the ending account values would be lower.

						Expenses Paid
			Beginning			from 01/01/10
	Total Return	Total Return	Account Value	Ending Account	Annualized	through
	Description	Percentage	01/01/10	Value 06/30/10	Expense Ratio	06/30/10*
Balanced	Actual	-2.31%	$1,000.00	$ 976.89	0.84%	$4.12
	Hypothetical
	(5% per year
	before expenses)	2.06%	1,000.00	1,020.63	0.84%	4.21
Bond	Actual	6.31%	1,000.00	1,063.13	0.62%	3.17
	Hypothetical
	(5% per year
	before expenses)	2.17%	1,000.00	1,021.72	0.62%	3.11
Common Stock	Actual	-6.05%	1,000.00	939.50	0.70%	3.37
	Hypothetical
	(5% per year
	before expenses)	2.13%	1,000.00	1,021.32	0.70%	3.51
Mid Cap**	Actual	-0.92%	1,000.00	990.85	0.81%	4.00
	Hypothetical
	(5% per year
	before expenses)	2.08%	1,000.00	1,020.78	0.81%	4.06
Money Market	Actual	0.00%	1,000.00	1,000.00	0.13%	0.64
	Hypothetical
	(5% per year
	before expenses)	2.42%	1,000.00	1,024.15	0.13%	0.65
Small Company	Actual	-1.70%	1,000.00	983.02	0.76%	3.74
	Hypothetical
	(5% per year
	before expenses)	2.10%	1,000.00	1,021.03	0.76%	3.81
* Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
** Name change. Formerly SVP Mid Cap Growth Fund prior to April 30, 2010.

                                                                                                                                                                                                                                                                          31

Trustees

The following is a list of the Trust’s independent trustees. Each trustee oversees the six portfolios of the Sentinel Variable Products Trust. Trustees serve until the next regular policyholders’ meeting or until he or she reaches the mandatory retirement age established by the Trust.

Position and Length
	Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
	William D. McMeekin (65)	Trustee, since 2000	Former Executive Vice President, Commercial Services – TD Banknorth,	None
	National Life Drive		N.A. (formerly Banknorth Vermont) from June, 2005 to May 2006; Senior
	Montpelier, VT 05604		Vice President & Senior Lending Officer, from 2001 to 2005; Community
President – The Howard Bank, from 2000 to 2001
	Nancy F. Pope (56)	Trustee, since 2007	Trustee – Northfield Savings Bank, since 1995; Director – Spaulding High	None
	National Life Drive		School Union District, since 2008; Trustee – Governor’s Institute of
	Montpelier, VT 05604		Vermont, from 2007 to May 2008; Director (Chair) – Barre Town School
District, from 1995 to 2004; Trustee (Vice Chair) – Aldrich Public Library,
since 2002 and from 1993 to 2000
	William G. Ricker (71)	Trustee, since 2000	Former President – Denis, Ricker & Brown	None
	National Life Drive		(Insurance Agency), from 1980 to 2001
Montpelier, VT 05604

32

Officers

The names of and other information relating to the one Trustee who is an officer and “interested person” of the Funds as defined in the Investment Company Act of 1940, as amended and to the officers of the Funds are set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Mehran Assadi (51)	Chair and Trustee,	National Life Holding Company (a mutual insurance company) and	N/A
National Life Drive	since 2009	National Life Insurance Company (“National Life”) – President and Chief
Montpelier, VT 05604		Executive Officer, since 2009; President – Life and Annuity, from 2005 to
2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial
Corporation - President and Chief Executive Officer, since 2009;
Executive Vice President, from 2008 to 2009
Christian W. Thwaites (52)	President and	Sentinel Asset Management, Inc. (“Advisor”) – President & Chief	Sentinel Funds
National Life Drive	Chief Executive	Executive Officer, since 2005; National Life – Executive Vice President,	(14 Portfolios)
Montpelier, VT 05604	Officer, since 2005	since 2005; Sentinel Funds – President, Chief Executive Officer and
Director, since 2005; Sentinel Financial Services Company (“SFSC”) –
Chief Executive Officer, since 2005, President from 2005 to 2006;
Sentinel Administrative Services, Inc. (“SASI”) – President & Chief
Executive Officer, since 2005; Sentinel Advisors Company (“SAC”) and
Sentinel Administrative Services Company (“SASC”) – President & Chief
Executive Officer, from 2005 to 2006; Skandia Global Funds – Chief
Executive Officer, from 1996 to 2004
Thomas P. Malone (54)	Vice President	SASI – Vice President, since 2006; Sentinel Funds –	N/A
National Life Drive	& Treasurer,	Vice President and Treasurer, since 1997; SASC – Vice President, from
Montpelier, VT 05604	since 2000	1998 to 2006
John K. Landy (50)	Vice President,	SASI – Senior Vice President, since 2006; Sentinel Funds – Vice	N/A
National Life Drive	since 2004	President, since 2003; SASC – Senior Vice President, from 2004 to 2006;
Montpelier, VT 05604		Vice President, from 1997 to 2004
Scott G. Wheeler (45)	Assistant Vice President &	SASI – Vice President, since 2007; Assistant Vice President, from 2006	N/A
National Life Drive	Assistant Treasurer,	to 2007; Sentinel Funds – Assistant Vice President and Assistant
Montpelier, VT 05604	since 2004	Treasurer, since 1998; SASC – Assistant Vice President, from 1998 to
2006
Lisa F. Muller (43)	Secretary,	National Life – Counsel, since 2008; Sentinel Funds – Secretary, since	N/A
National Life Drive	since 2008	2008; State of Vermont, Department of Banking and Insurance –
Montpelier, VT 05604		Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell
– Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District
Court N.D. Illinois – Clerk, from 2002 to 2004
D. Russell Morgan (54)	Chief Compliance Officer,	Advisor; National Variable Annuity Account II; National Variable Life	N/A
National Life Drive	since 2004; Secretary, from	Insurance Account – Chief Compliance Officer, since 2004; Sentinel
Montpelier, VT 05604	2000 to 2005	Funds – Chief Compliance Officer, since 2004; Secretary, from 1988 to
2005; National Life – Assistant General Counsel, from 2001 to 2005;
Equity Services, Inc. – Counsel, from 1986 to 2005; Advisor, SFSC,
SASC – Counsel, from 1993 to 2005
* Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.

The Statement of Additional Information has additional information about the Trust’s Trustees and is available, without charge, upon request by calling (800) 537-7003.

33

	Investment Adviser	Portfolio Proxy Voting Guidelines and Voting Record
	Sentinel Asset Management, Inc.	Sentinel Variable Products Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio
	Principal Underwriter	securities during the most recent 12-month period ended June 30th,
	Sentinel Financial Services Company	are available without charge online at www.nationallife.com under
“Products and Tools”, then “Funds and Prospectus”, and at
	Counsel	www.sec.gov, or by calling (800) 537-7003.
Sidley Austin LLP
Availability of Quarterly Schedule of Investments
	Custodian	Each Fund files its complete schedule of portfolio holdings with
	State Street Bank & Trust Company - Kansas City	the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q
	Transfer Agent, Shareholder Servicing Agent	are available on the SEC’s website at www.sec.gov and may be
	and Administrator	reviewed and copied at the SEC’s Public Reference Room in
	Sentinel Administrative Services, Inc.	Washington, D.C. (Call 1-800-SEC-0330 for more information.)

34

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35

Sentinel Investments®
One National Life Drive, Montpelier, VT 05604

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.
Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800.282.3863, www.sentinelinvestments.com.

The Essential Elements of Investing®

At Sentinel Investments, we are defined by our family of core, foundation strategies and more than 75 years of quiet leadership.

Our philosophy, our investment process and our fund solutions are guided by three essential elements of investing:

A focus on core strategies

Discipline in our decisions and process

Dedication to stewardship

49753 SF9346(0710)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the in formation required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange
Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange
Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected,or are reasonably likely to materially affect,the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

Not applicable.

(a)(1) Certifications of Principal Executive Officer and Principal Financial
Officer pursuant to Rule 30a-2 under theI nvestment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are
furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Ac tof 1934 and the
Investment Company Act of1 940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By: /s/ Christian W. Thwaites
--------------------------
Christian W. Thwaites,
President & Chief Executive Officer

Date: September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christian W. Thwaites
--------------------------
Christian W. Thwaites,
President & Chief Executive Officer

By: /s/ Thomas P. Malone
---------------------
Thomas P. Malone,
Vice President & Treasurer

Date: September 7, 2010